LEASES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Lease Detail Narrative [Abstract]
Cash payments against lease liabilities	$ 179,089	$ 165,550
Accretion on lease liability	$ 32,936	$ 42,755